Investments in and Advances To Joint Ventures (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to Company's share of joint venture net loss
Income (loss), net	$ 26,700,000	$ (700,000)	$ 24,800,000
Investments in and advances to joint ventures
Investments in and advances to joint ventures	353,907,000	417,223,000
Unconsolidated Joint Ventures [Member]
Investments in and advances to joint ventures
Company's share of accumulated equity	402,200,000	480,200,000
Basis Differentials	(145,600,000)	(147,500,000)
Deferred development fees, net of portion relating to the Company's interest	(3,600,000)	(3,400,000)
Notes receivable from investments	400,000	600,000
Notes and accrued interest payable to DDR	100,500,000	87,300,000
Investments in and advances to joint ventures	$ 353,900,000	$ 417,200,000